Valued Advisers Trust

BFS Equity Fund

Supplement to the Statement of Additional Information dated September 28, 2016

Supplement dated April 5, 2017

Effective, March 8, 2017, R. Jeffrey Young resigned from the Board of Trustees, and as President of the Trust. Also effective March 8, 2017, Mark J. Seger was appointed as an Interested Trustee of the Trust, Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”), and who has served as an Independent Trustee of the Trust since December 2013, was appointed Chairperson of the Board of Trustees, and Bo J. Howell was elected President of the Trust.

Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

Mr. Seger receives no compensation from the Trust, and owns no shares of any series of the Trust.

The following table provides additional information regarding Mr. Seger and Mr. Howell.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships

Mark J. Seger, 55 Trustee Since March 2017	Current: President, Managing Director, and Co-Founder, Ultimus Fund Solutions, LLC (since 1999); Treasurer and Managing Director, Ultimus Fund Distributors, LLC (since 1999); President and Managing Director, Ultimus Asset Services, LLC (since 2016); Managing Director, Unified Financial Securities, LLC (since 2016); Treasurer, Williamsburg Investment Trust (since 2008).	None.

Bo J. Howell, 35 Principal Executive Officer and President Since March 2017

Current: Vice President, Director of Fund Administration, Ultimus Fund Solutions, LLC (since 2014); Secretary, Ultimus Managers Trust (since 2015); Secretary, Unified Series Trust (since 2016).

Previous: Counsel, Securities and Mutual Funds, Western & Southern Financial Group (2012 – 2014).

None.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 14 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 28, 2016, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (855) 575-2430.

Valued Advisers Trust

Cloud Capital Strategic All Cap Fund

Supplement to the Statement of Additional Information dated September 30, 2016

Supplement dated April 5, 2017

Effective, March 8, 2017, R. Jeffrey Young resigned from the Board of Trustees, and as President of the Trust. Also effective March 8, 2017, Mark J. Seger was appointed as an Interested Trustee of the Trust, Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”), and who has served as an Independent Trustee of the Trust since December 2013, was appointed Chairperson of the Board of Trustees, and Bo J. Howell was elected President of the Trust.

Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

Mr. Seger receives no compensation from the Trust, and owns no shares of any series of the Trust.

The following table provides additional information regarding Mr. Seger and Mr. Howell.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger, 55 Trustee Since March 2017	Current: President, Managing Director, and Co-Founder, Ultimus Fund Solutions, LLC (since 1999); Treasurer and Managing Director, Ultimus Fund Distributors, LLC (since 1999); President and Managing Director, Ultimus Asset Services, LLC (since 2016); Managing Director, Unified Financial Securities, LLC (since 2016); Treasurer, Williamsburg Investment Trust (since 2008).	None.

Bo J. Howell, 35 Principal Executive Officer and President Since March 2017

Current: Vice President, Director of Fund Administration, Ultimus Fund Solutions, LLC (since 2014); Secretary, Ultimus Managers Trust (since 2015); Secretary, Unified Series Trust (since 2016).

Previous: Counsel, Securities and Mutual Funds, Western & Southern Financial Group (2012 – 2014).

None.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 14 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 30, 2016, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 670-2227.

Valued Advisers Trust

Dana Large Cap Equity Fund

Dana Small Cap Equity Fund

Supplement to the Statement of Additional Information dated February 28, 2017

Supplement dated April 5, 2017

Effective, March 8, 2017, R. Jeffrey Young resigned from the Board of Trustees, and as President of the Trust. Also effective March 8, 2017, Mark J. Seger was appointed as an Interested Trustee of the Trust, Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”), and who has served as an Independent Trustee of the Trust since December 2013, was appointed Chairperson of the Board of Trustees, and Bo J. Howell was elected President of the Trust.

Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

Mr. Seger receives no compensation from the Trust, and owns no shares of any series of the Trust.

The following table provides additional information regarding Mr. Seger and Mr. Howell.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger, 55 Trustee Since March 2017	Current: President, Managing Director, and Co-Founder, Ultimus Fund Solutions, LLC (since 1999); Treasurer and Managing Director, Ultimus Fund Distributors, LLC (since 1999); President and Managing Director, Ultimus Asset Services, LLC (since 2016); Managing Director, Unified Financial Securities, LLC (since 2016); Treasurer, Williamsburg Investment Trust (since 2008).	None.

Bo J. Howell, 35 Principal Executive Officer and President Since March 2017

Current: Vice President, Director of Fund Administration, Ultimus Fund Solutions, LLC (since 2014); Secretary, Ultimus Managers Trust (since 2015); Secretary, Unified Series Trust (since 2016).

Previous: Counsel, Securities and Mutual Funds, Western & Southern Financial Group (2012 – 2014).

None.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 14 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Prospectus, dated February 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (855) 280-9648.

Valued Advisers Trust

Foundry Partners Fundamental Small Cap Value Fund

Supplement to the Statement of Additional Information dated February 28, 2017

Supplement dated April 5, 2017

Effective, March 8, 2017, R. Jeffrey Young resigned from the Board of Trustees, and as President of the Trust. Also effective March 8, 2017, Mark J. Seger was appointed as an Interested Trustee of the Trust, Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”), and who has served as an Independent Trustee of the Trust since December 2013, was appointed Chairperson of the Board of Trustees, and Bo J. Howell was elected President of the Trust.

Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

Mr. Seger receives no compensation from the Trust, and owns no shares of any series of the Trust.

The following table provides additional information regarding Mr. Seger and Mr. Howell.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger, 55 Trustee Since March 2017	Current: President, Managing Director, and Co-Founder, Ultimus Fund Solutions, LLC (since 1999); Treasurer and Managing Director, Ultimus Fund Distributors, LLC (since 1999); President and Managing Director, Ultimus Asset Services, LLC (since 2016); Managing Director, Unified Financial Securities, LLC (since 2016); Treasurer, Williamsburg Investment Trust (since 2008).	None.

Bo J. Howell, 35 Principal Executive Officer and President Since March 2017

Current: Vice President, Director of Fund Administration, Ultimus Fund Solutions, LLC (since 2014); Secretary, Ultimus Managers Trust (since 2015); Secretary, Unified Series Trust (since 2016).

Previous: Counsel, Securities and Mutual Funds, Western & Southern Financial Group (2012 – 2014).

None.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 14 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (800) 247-1014.

Valued Advisers Trust

Golub Group Equity Fund

Supplement to the Statement of Additional Information dated May 31, 2016

Supplement dated April 5, 2017

Effective, March 8, 2017, R. Jeffrey Young resigned from the Board of Trustees, and as President of the Trust. Also effective March 8, 2017, Mark J. Seger was appointed as an Interested Trustee of the Trust, Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”), and who has served as an Independent Trustee of the Trust since December 2013, was appointed Chairperson of the Board of Trustees, and Bo J. Howell was elected President of the Trust.

Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

Mr. Seger receives no compensation from the Trust, and owns no shares of any series of the Trust.

The following table provides additional information regarding Mr. Seger and Mr. Howell.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger, 55 Trustee Since March 2017	Current: President, Managing Director, and Co-Founder, Ultimus Fund Solutions, LLC (since 1999); Treasurer and Managing Director, Ultimus Fund Distributors, LLC (since 1999); President and Managing Director, Ultimus Asset Services, LLC (since 2016); Managing Director, Unified Financial Securities, LLC (since 2016); Treasurer, Williamsburg Investment Trust (since 2008).	None.

Bo J. Howell, 35 Principal Executive Officer and President Since March 2017

Current: Vice President, Director of Fund Administration, Ultimus Fund Solutions, LLC (since 2014); Secretary, Ultimus Managers Trust (since 2015); Secretary, Unified Series Trust (since 2016).

Previous: Counsel, Securities and Mutual Funds, Western & Southern Financial Group (2012 – 2014).

None.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 14 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated May 31, 2016, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (866) 954-6682.

Valued Advisers Trust

Granite Value Fund

Supplement to the Statement of Additional Information dated February 28, 2017

Supplement dated April 5, 2017

Effective, March 8, 2017, R. Jeffrey Young resigned from the Board of Trustees, and as President of the Trust. Also effective March 8, 2017, Mark J. Seger was appointed as an Interested Trustee of the Trust, Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”), and who has served as an Independent Trustee of the Trust since December 2013, was appointed Chairperson of the Board of Trustees, and Bo J. Howell was elected President of the Trust.

Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

Mr. Seger receives no compensation from the Trust, and owns no shares of any series of the Trust.

The following table provides additional information regarding Mr. Seger and Mr. Howell.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger, 55 Trustee Since March 2017	Current: President, Managing Director, and Co-Founder, Ultimus Fund Solutions, LLC (since 1999); Treasurer and Managing Director, Ultimus Fund Distributors, LLC (since 1999); President and Managing Director, Ultimus Asset Services, LLC (since 2016); Managing Director, Unified Financial Securities, LLC (since 2016); Treasurer, Williamsburg Investment Trust (since 2008).	None.

Bo J. Howell, 35 Principal Executive Officer and President Since March 2017

Current: Vice President, Director of Fund Administration, Ultimus Fund Solutions, LLC (since 2014); Secretary, Ultimus Managers Trust (since 2015); Secretary, Unified Series Trust (since 2016).

Previous: Counsel, Securities and Mutual Funds, Western & Southern Financial Group (2012 – 2014).

None.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 14 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (888) 442-9893.

Valued Advisers Trust

Green Owl Intrinsic Value Fund

Supplement to the Statement of Additional Information dated February 28, 2017

Supplement dated April 5, 2017

Effective, March 8, 2017, R. Jeffrey Young resigned from the Board of Trustees, and as President of the Trust. Also effective March 8, 2017, Mark J. Seger was appointed as an Interested Trustee of the Trust, Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”), and who has served as an Independent Trustee of the Trust since December 2013, was appointed Chairperson of the Board of Trustees, and Bo J. Howell was elected President of the Trust.

Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

Mr. Seger receives no compensation from the Trust, and owns no shares of any series of the Trust.

The following table provides additional information regarding Mr. Seger and Mr. Howell.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger, 55 Trustee Since March 2017	Current: President, Managing Director, and Co-Founder, Ultimus Fund Solutions, LLC (since 1999); Treasurer and Managing Director, Ultimus Fund Distributors, LLC (since 1999); President and Managing Director, Ultimus Asset Services, LLC (since 2016); Managing Director, Unified Financial Securities, LLC (since 2016); Treasurer, Williamsburg Investment Trust (since 2008).	None.

Bo J. Howell, 35 Principal Executive Officer and President Since March 2017

Current: Vice President, Director of Fund Administration, Ultimus Fund Solutions, LLC (since 2014); Secretary, Ultimus Managers Trust (since 2015); Secretary, Unified Series Trust (since 2016).

Previous: Counsel, Securities and Mutual Funds, Western & Southern Financial Group (2012 – 2014).

None.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 14 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (888) 695-3729.

Valued Advisers Trust

LS Opportunity Fund

Supplement to the Statement of Additional Information dated September 28, 2016

Supplement dated April 5, 2017

Effective, March 8, 2017, R. Jeffrey Young resigned from the Board of Trustees, and as President of the Trust. Also effective March 8, 2017, Mark J. Seger was appointed as an Interested Trustee of the Trust, Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”), and who has served as an Independent Trustee of the Trust since December 2013, was appointed Chairperson of the Board of Trustees, and Bo J. Howell was elected President of the Trust.

Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

Mr. Seger receives no compensation from the Trust, and owns no shares of any series of the Trust.

The following table provides additional information regarding Mr. Seger and Mr. Howell.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger, 55 Trustee Since March 2017	Current: President, Managing Director, and Co-Founder, Ultimus Fund Solutions, LLC (since 1999); Treasurer and Managing Director, Ultimus Fund Distributors, LLC (since 1999); President and Managing Director, Ultimus Asset Services, LLC (since 2016); Managing Director, Unified Financial Securities, LLC (since 2016); Treasurer, Williamsburg Investment Trust (since 2008).	None.

Bo J. Howell, 35 Principal Executive Officer and President Since March 2017

Current: Vice President, Director of Fund Administration, Ultimus Fund Solutions, LLC (since 2014); Secretary, Ultimus Managers Trust (since 2015); Secretary, Unified Series Trust (since 2016).

Previous: Counsel, Securities and Mutual Funds, Western & Southern Financial Group (2012 – 2014).

None.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 14 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 28, 2016, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at (877) 336-6763.

Valued Advisers Trust

Sound Mind Investing Fund	SMI Bond Fund
SMI Conservative Allocation Fund	SMI 50/40/10 Fund
SMI Dynamic Allocation Fund

Supplement to the Statement of Additional Information dated February 28, 2017

Supplement dated April 5, 2017

Effective, March 8, 2017, R. Jeffrey Young resigned from the Board of Trustees, and as President of the Trust. Also effective March 8, 2017, Mark J. Seger was appointed as an Interested Trustee of the Trust, Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act (“Independent Trustee”), and who has served as an Independent Trustee of the Trust since December 2013, was appointed Chairperson of the Board of Trustees, and Bo J. Howell was elected President of the Trust.

Mr. Seger has over 30 years of experience in the financial services industry, including extensive experience in an executive management role with two different mutual fund servicing companies, including the Trust’s administrator. Mr. Seger was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations, including the regulatory framework under which the Trust must operate.

Mr. Seger receives no compensation from the Trust, and owns no shares of any series of the Trust.

The following table provides additional information regarding Mr. Seger and Mr. Howell.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Mark J. Seger, 55 Trustee Since March 2017	Current: President, Managing Director, and Co-Founder, Ultimus Fund Solutions, LLC (since 1999); Treasurer and Managing Director, Ultimus Fund Distributors, LLC (since 1999); President and Managing Director, Ultimus Asset Services, LLC (since 2016); Managing Director, Unified Financial Securities, LLC (since 2016); Treasurer, Williamsburg Investment Trust (since 2008).	None.

Bo J. Howell, 35 Principal Executive Officer and President Since March 2017

Current: Vice President, Director of Fund Administration, Ultimus Fund Solutions, LLC (since 2014); Secretary, Ultimus Managers Trust (since 2015); Secretary, Unified Series Trust (since 2016).

Previous: Counsel, Securities and Mutual Funds, Western & Southern Financial Group (2012 – 2014).

None.

*	The address for each trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 14 series.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Prospectus, dated February 28, 2017, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at (877) 764-3863 or (877) SMI-Fund.